WisdomTree Asia Bond Fund
Investment Objective
The WisdomTree Asia Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WisdomTree Asia Bond Fund (USD $)	WisdomTree Asia Bond Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WisdomTree Asia Bond Fund		WisdomTree Asia Bond Fund
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.55%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WisdomTree Asia Bond Fund (USD $)	1 Year	3 Years
WisdomTree Asia Bond Fund	56	176

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

The Fund's Investment Strategy

The Fund seeks to achieve its investment objective through direct and indirect investment in debt securities issued by governments and corporations in Asian countries. The Fund intends to focus on the developing/emerging market economies in Asia, primarily South Korea, Indonesia, Malaysia, Singapore, Hong Kong, China, India, Thailand, Philippines, and Taiwan. This list may change based on market developments. While the Fund is permitted to invest in developed market economies, this is not a focus of the Fund. Therefore, although it is permitted to do so, the Fund is unlikely to invest in issuers in Japan, Australia, or New Zealand. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to Asian government and corporate bonds and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to Asian countries. The Fund intends to invest in fixed income securities denominated in the local currency of countries in Asia but also may invest in instruments denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in Asian currencies and issued by supranational organizations such as the European Investment Bank, Asian Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in Asian currencies.

In order to provide broad-based exposure to the Asian bond market, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments or corporations economically tied to Asian countries and are denominated in Asian currencies or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or Asian currencies. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Asia. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

·                Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

·                Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

·                Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

·                Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of Asian countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

·                Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

·                Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

·                Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

·                Investment in Asia Risk. To the extent that the Fund's investments are concentrated in Asia, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

·                Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

·                Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertability issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

·                Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

WisdomTree Latin America Bond Fund (has not commenced operations as of the date of this Prospectus)
Investment Objective
The WisdomTree Latin America Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WisdomTree Latin America Bond Fund (USD $)	WisdomTree Latin America Bond Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WisdomTree Latin America Bond Fund		WisdomTree Latin America Bond Fund
Management Fees
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WisdomTree Latin America Bond Fund (USD $)	1 Year	3 Years
WisdomTree Latin America Bond Fund

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

The Fund's Investment Strategy

The Fund attempts to achieve its investment objective through direct and indirect investment in debt securities issued by governments and corporations in Latin American countries. The Fund intends to focus on investments in Brazil, Chile, Colombia, Mexico, Panama, Peru, Uruguay, and Venezuela. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to Latin American government and corporate bonds and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to Latin American countries. The Fund intends to invest in fixed income securities denominated in the local currency of countries in Latin America but also may invest in fixed income securities denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in Latin American currencies and issued by supranational organizations such as the Inter-American Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in Latin American currencies.

In order to provide broad-based exposure to the Latin American bond market, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments and corporations economically tied to Latin American countries and are denominated in Latin American currencies or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or Latin American currencies. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Latin America. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

·                Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

·                Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

·                Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

·                Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of Latin American countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

·                Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

·                Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

·                Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

·                Investment in Latin America Risk. To the extent that the Fund's investments are concentrated in Latin America, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

·                Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

·                Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertability issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

·                Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

WisdomTree EMEA Bond Fund (has not commenced operations as of the date of this Prospectus)
Investment Objective
The WisdomTree EMEA (Europe, Middle East, and Africa) Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WisdomTree EMEA Bond Fund (USD $)	WisdomTree EMEA Bond Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WisdomTree EMEA Bond Fund		WisdomTree EMEA Bond Fund
Management Fees
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WisdomTree EMEA Bond Fund (USD $)	1 Year	3 Years
WisdomTree EMEA Bond Fund

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

The Fund's Investment Strategy

The Fund seeks to achieve its investment objective by investing in bonds issued by governments and corporations in developing countries in Europe, the Middle East and Africa (the "EMEA Region"). The Fund intends to focus its investment in the Czech Republic, Egypt, Hungary, Israel, Poland, Qatar, Romania, Russia, Slovakia, South Africa, Turkey, and United Arab Emirates. The Fund intends to focus on the developing/emerging countries in the EMEA Region (including those listed above) as opposed to established developed market countries, such as Germany, Europe, and the United Kingdom. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to bonds issued by governments and corporations in the EMEA Region and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to countries located in the EMEA Region. The Fund intends to invest in fixed income securities denominated in the local currency of countries in the EMEA Region but also may invest in fixed income securities denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in currencies of the EMEA Region and issued by supranational organizations such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in European, Middle Eastern and African currencies.

In order to provide broad-based exposure to the bond markets in the EMEA Region, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments and corporations that are economically tied to developing countries in the EMEA Region and are denominated in local currencies of the EMEA Region or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or in the currencies of Europe, Middle East and Africa. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Europe, Middle East and Africa. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

●            Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

●            Market Risk. The trading prices of currencies, fixed income securities and other instrument fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

●            Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

●            Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of countries located in the EMEA Region and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

●            Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

●            Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●            Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●            Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

●            High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

●            Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

●            Investment in EMEA Region Risk. To the extent that the Fund's investments are concentrated in the EMEA Region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting those regions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

●                  Europe: The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

●                  Middle East and Africa: Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of most other developed countries. Many Middle Eastern and African countries historically have suffered from both political and economic instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries, such as substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. Certain Middle Eastern and African markets may also face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities and therefore these economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

●            Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

●            Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

●            Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

●            Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 24, 2011
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 24, 2011
Prospectus Date	rr_ProspectusDate	Jan 24, 2011
WisdomTree Asia Bond Fund | WisdomTree Asia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
WisdomTree Asia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Asia Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Asia Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund's Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through direct and indirect investment in debt securities issued by governments and corporations in Asian countries. The Fund intends to focus on the developing/emerging market economies in Asia, primarily South Korea, Indonesia, Malaysia, Singapore, Hong Kong, China, India, Thailand, Philippines, and Taiwan. This list may change based on market developments. While the Fund is permitted to invest in developed market economies, this is not a focus of the Fund. Therefore, although it is permitted to do so, the Fund is unlikely to invest in issuers in Japan, Australia, or New Zealand. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to Asian government and corporate bonds and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to Asian countries. The Fund intends to invest in fixed income securities denominated in the local currency of countries in Asia but also may invest in instruments denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in Asian currencies and issued by supranational organizations such as the European Investment Bank, Asian Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in Asian currencies.

In order to provide broad-based exposure to the Asian bond market, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments or corporations economically tied to Asian countries and are denominated in Asian currencies or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or Asian currencies. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Asia. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

·                Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

·                Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

·                Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

·                Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of Asian countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

·                Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

·                Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

·                Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

·                Investment in Asia Risk. To the extent that the Fund's investments are concentrated in Asia, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

·                Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

·                Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertability issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

·                Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
WisdomTree Latin America Bond Fund | WisdomTree Latin America Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
WisdomTree Latin America Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Latin America Bond Fund (has not commenced operations as of the date of this Prospectus)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Latin America Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund's Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to achieve its investment objective through direct and indirect investment in debt securities issued by governments and corporations in Latin American countries. The Fund intends to focus on investments in Brazil, Chile, Colombia, Mexico, Panama, Peru, Uruguay, and Venezuela. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to Latin American government and corporate bonds and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to Latin American countries. The Fund intends to invest in fixed income securities denominated in the local currency of countries in Latin America but also may invest in fixed income securities denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in Latin American currencies and issued by supranational organizations such as the Inter-American Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in Latin American currencies.

In order to provide broad-based exposure to the Latin American bond market, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments and corporations economically tied to Latin American countries and are denominated in Latin American currencies or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or Latin American currencies. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Latin America. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

·                Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

·                Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

·                Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

·                Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of Latin American countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

·                Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

·                Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

·                Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

·                Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

·                Investment in Latin America Risk. To the extent that the Fund's investments are concentrated in Latin America, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

·                Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

·                Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

·                Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertability issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

·                Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
WisdomTree EMEA Bond Fund | WisdomTree EMEA Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
WisdomTree EMEA Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree EMEA Bond Fund (has not commenced operations as of the date of this Prospectus)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree EMEA (Europe, Middle East, and Africa) Bond Fund (the "Fund") seeks to provide a high level of total return consisting of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund's Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in bonds issued by governments and corporations in developing countries in Europe, the Middle East and Africa (the "EMEA Region"). The Fund intends to focus its investment in the Czech Republic, Egypt, Hungary, Israel, Poland, Qatar, Romania, Russia, Slovakia, South Africa, Turkey, and United Arab Emirates. The Fund intends to focus on the developing/emerging countries in the EMEA Region (including those listed above) as opposed to established developed market countries, such as Germany, Europe, and the United Kingdom. The Fund is an actively managed exchange-traded fund ("ETF").

The Fund is designed to provide broad exposure to bonds issued by governments and corporations in the EMEA Region and will invest in a range of instruments with varying credit risk and duration. The Fund intends to invest in bonds and other debt instruments issued by governments, including their agencies and instrumentalities, as well as in bonds and other debt instruments issued by corporations economically tied to countries located in the EMEA Region. The Fund intends to invest in fixed income securities denominated in the local currency of countries in the EMEA Region but also may invest in fixed income securities denominated in U.S. dollars. The Fund also may invest in fixed income securities denominated in currencies of the EMEA Region and issued by supranational organizations such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may also invest in inflation-linked fixed income securities denominated in European, Middle Eastern and African currencies.

In order to provide broad-based exposure to the bond markets in the EMEA Region, the Fund will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "Fixed Income Securities." For these purposes, Fixed Income Securities include debt instruments, such as government and corporate bonds, notes and other obligations issued by governments and corporations that are economically tied to developing countries in the EMEA Region and are denominated in local currencies of the EMEA Region or U.S. dollars, as well as certain derivatives described herein. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.

The Fund may enter into forward currency contracts, swap transactions and repurchase agreements. The Fund also may buy and sell futures contracts and credit linked notes. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at agreed upon intervals and/or rates. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swap transactions may be settled in U.S. dollars or in the currencies of Europe, Middle East and Africa. A repurchase agreement is when a fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand. Repurchase agreements are designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund intends to invest in interest rate futures contracts listed for trading on exchanges in Europe, Middle East and Africa. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives.

●            Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

●            Market Risk. The trading prices of currencies, fixed income securities and other instrument fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

●            Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

●            Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of countries located in the EMEA Region and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

●            Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

●            Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●            Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●            Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

●            High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment-grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

●            Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

●            Investment in EMEA Region Risk. To the extent that the Fund's investments are concentrated in the EMEA Region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting those regions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

●                  Europe: The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

●                  Middle East and Africa: Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of most other developed countries. Many Middle Eastern and African countries historically have suffered from both political and economic instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries, such as substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. Certain Middle Eastern and African markets may also face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities and therefore these economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

●            Management Risk. The Fund is actively managed using proprietary investment strategies and techniques. There can be no guarantee that these strategies and techniques will be successful or that the Fund will achieve its investment objective.

●            Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

●            Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

●            Sovereign Debt Risk. Bonds issued by emerging market governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.